OPERATING SEGMENTS - Long Lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets	$ 774,695	$ 719,139
Canada
Disclosure of geographical areas [line items]
Non-current assets	357,783	348,455
United States
Disclosure of geographical areas [line items]
Non-current assets	236,054	224,612
Argentina
Disclosure of geographical areas [line items]
Non-current assets	113,534	79,250
Mexico
Disclosure of geographical areas [line items]
Non-current assets	66,749	66,131
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 575	$ 691